GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Aerospace & Defense – 1.5%
27,935	L3Harris Technologies, Inc.	$ 6,343,480

Banks – 8.6%
251,241	Bank of America Corp.	9,509,472
109,692	JPMorgan Chase & Co.	15,157,240
41,014	M&T Bank Corp.	6,973,200
129,922	Truist Financial Corp.	6,081,649

		37,721,561

Beverages – 1.5%
75,986	Coca-Cola Co. (The)	4,833,469
33,243	Coca-Cola Europacific Partners PLC (United Kingdom)	1,764,871

		6,598,340

Biotechnology – 2.9%
15,554	Amgen, Inc.	4,454,665
92,530	Gilead Sciences, Inc.	8,126,910

		12,581,575

Capital Markets – 4.1%
8,060	BlackRock, Inc.	5,770,960
50,531	Morgan Stanley	4,702,920
70,272	Nasdaq, Inc.	4,810,821
24,552	Singapore Exchange Ltd. ADR (Singapore)	2,470,791

		17,755,492

Chemicals – 2.8%
16,626	Air Products and Chemicals, Inc.	5,156,720
21,448	Linde PLC (United Kingdom)	7,216,823

		12,373,543

Commercial Services & Supplies – 1.7%
53,533	Republic Services, Inc.	7,456,612

Communications Equipment – 2.4%
166,716	Cisco Systems, Inc.	8,289,119
72,344	Juniper Networks, Inc.	2,404,715

		10,693,834

Construction & Engineering – 0.5%
91,133	Vinci SA ADR (France)	2,302,931

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – 1.0%
27,995	American Express Co.	$ 4,411,732

Containers & Packaging – 0.5%
60,078	International Paper Co.	2,230,095

Diversified Telecommunication Services – 1.7%
390,555	AT&T, Inc.	7,529,900

Electric Utilities – 3.0%
111,070	NextEra Energy, Inc.	9,407,629
49,708	Xcel Energy, Inc.	3,490,496

		12,898,125

Electrical Equipment – 2.0%
54,513	Eaton Corp. PLC	8,910,150

Electronic Equipment, Instruments & Components – 0.9%
30,158	TE Connectivity Ltd. (Switzerland)	3,803,527

Entertainment – 0.6%
19,901	Electronic Arts, Inc.	2,602,653

Equity Real Estate Investment Trusts (REITs) – 4.8%
22,902	Alexandria Real Estate Equities, Inc. REIT	3,563,780
17,650	American Tower Corp. REIT	3,905,063
25,440	AvalonBay Communities, Inc. REIT	4,449,456
91,117	Healthpeak Properties, Inc. REIT	2,392,733
104,502	Hudson Pacific Properties, Inc. REIT	1,208,043
30,803	Regency Centers Corp. REIT	2,046,243
70,661	Ventas, Inc. REIT	3,287,856

		20,853,174

Food & Staples Retailing – 1.5%
44,408	Walmart, Inc.	6,768,667

Food Products – 2.4%
35,590	Archer-Daniels-Midland Co.	3,470,025
44,994	General Mills, Inc.	3,837,988
75,970	Kraft Heinz Co. (The)	2,989,420

		10,297,433

Health Care Equipment & Supplies – 3.3%
37,175	Abbott Laboratories	3,999,286
83,875	Medtronic PLC	6,629,480

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
30,039	Zimmer Biomet Holdings, Inc.	$ 3,607,684

		14,236,450

Health Care Providers & Services – 2.9%
81,676	CVS Health Corp.	8,321,151
7,900	UnitedHealth Group, Inc.	4,327,304

		12,648,455

Hotels, Restaurants & Leisure – 2.7%
26,272	McDonald’s Corp.	7,166,739
34,865	Yum! Brands, Inc.	4,485,731

		11,652,470

Household Products – 1.6%
37,433	Colgate-Palmolive Co.	2,900,309
28,189	Procter & Gamble Co. (The)	4,204,671

		7,104,980

Industrial Conglomerates – 1.1%
22,617	Honeywell International, Inc.	4,965,562

Insurance – 4.2%
31,817	Chubb Ltd.	6,986,695
29,751	Marsh & McLennan Cos., Inc.	5,152,278
81,518	MetLife, Inc.	6,252,431

		18,391,404

IT Services – 3.4%
13,977	Accenture PLC, Class A	4,206,099
30,410	Cognizant Technology Solutions Corp., Class A	1,891,806
39,565	Fidelity National Information Services, Inc.	2,871,628
40,795	International Business Machines Corp.	6,074,375

		15,043,908

Machinery – 3.6%
16,455	Caterpillar, Inc.	3,890,127
21,432	Cummins, Inc.	5,382,861
28,051	Illinois Tool Works, Inc.	6,380,761

		15,653,749

Media – 1.6%
100,954	Comcast Corp., Class A	3,698,955

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
87,680	New York Times Co. (The), Class A	$ 3,213,472

		6,912,427

Metals & Mining – 1.3%
81,143	Rio Tinto PLC ADR (Australia)	5,569,656

Multiline Retail – 0.9%
23,198	Target Corp.	3,875,690

Multi-Utilities – 3.6%
58,852	Ameren Corp.	5,256,661
69,184	CMS Energy Corp.	4,225,067
46,948	Dominion Energy, Inc.	2,868,992
58,056	National Grid PLC ADR (United Kingdom)	3,576,249

		15,926,969

Oil, Gas & Consumable Fuels – 7.8%
79,315	ConocoPhillips	9,796,196
25,434	EOG Resources, Inc.	3,609,848
116,862	Exxon Mobil Corp.	13,011,415
19,757	Pioneer Natural Resources Co.	4,662,454
48,632	Shell PLC ADR (Netherlands)	2,843,513

		33,923,426

Pharmaceuticals – 7.9%
147,249	Bristol-Myers Squibb Co.	11,821,150
25,645	Eli Lilly & Co.	9,516,346
73,621	Johnson & Johnson	13,104,538

		34,442,034

Road & Rail – 1.0%
17,810	Norfolk Southern Corp.	4,568,265

Semiconductors & Semiconductor Equipment – 2.9%
13,597	KLA Corp.	5,345,661
73,290	Marvell Technology, Inc.	3,409,451
22,492	Texas Instruments, Inc.	4,058,906

		12,814,018

Software – 0.7%
12,613	Microsoft Corp.	3,218,081

Specialty Retail – 2.0%
12,234	Advance Auto Parts, Inc.	1,847,212

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
67,803	Foot Locker, Inc.	$ 2,698,559
34,690	Ross Stores, Inc.	4,081,972

		8,627,743

Technology Hardware, Storage & Peripherals – 0.4%
25,372	NetApp, Inc.	1,715,401

Water Utilities – 0.9%
26,360	American Water Works Co., Inc.	4,000,394

TOTAL COMMON STOCKS (Cost $339,433,704)		$429,423,906

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares,
3,489,919	3.727%	$ 3,489,919
(Cost $3,489,919)

TOTAL INVESTMENTS – 99.0% (Cost $342,923,623)		$432,913,825

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		4,385,989

NET ASSETS – 100.0%		$437,299,814

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Aerospace & Defense – 2.5%
5,128	L3Harris Technologies, Inc.	$ 1,164,466

Automobiles – 2.8%
32,292	General Motors Co.	1,309,764

Banks – 8.5%
46,932	Bank of America Corp.	1,776,376
15,553	JPMorgan Chase & Co.	2,149,114

		3,925,490

Biotechnology – 4.0%
16,845	Gilead Sciences, Inc.	1,479,496
3,076	Neurocrine Biosciences, Inc.*	390,837

		1,870,333

Capital Markets – 5.5%
1,744	BlackRock, Inc.	1,248,704
15,602	Charles Schwab Corp. (The)	1,287,789

		2,536,493

Construction Materials – 2.5%
3,176	Martin Marietta Materials, Inc.	1,163,940

Containers & Packaging – 2.0%
16,717	Ball Corp.	937,489

Diversified Telecommunication Services – 3.1%
73,929	AT&T, Inc.	1,425,351

Electric Utilities – 3.2%
17,306	NextEra Energy, Inc.	1,465,818

Equity Real Estate Investment Trusts (REITs) – 1.8%
5,436	Alexandria Real Estate Equities, Inc. REIT	845,896

Food & Staples Retailing – 5.4%
16,308	Walmart, Inc.	2,485,665

Health Care Equipment & Supplies – 6.4%
32,833	Boston Scientific Corp.*	1,486,350
12,393	Zimmer Biomet Holdings, Inc.	1,488,399

		2,974,749

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 3.6%
16,179	CVS Health Corp.	$ 1,648,317

Household Products – 2.1%
12,428	Colgate-Palmolive Co.	962,921

Industrial Conglomerates – 3.4%
18,406	General Electric Co.	1,582,364

Insurance – 4.0%
8,527	Chubb Ltd.	1,872,444

IT Services – 1.8%
10,501	PayPal Holdings, Inc.*	823,383

Machinery – 4.2%
5,825	Caterpillar, Inc.	1,377,088
7,091	Stanley Black & Decker, Inc.	579,477

		1,956,565

Metals & Mining – 2.6%
29,912	Freeport-McMoRan, Inc.	1,190,498

Multi-Utilities – 3.1%
15,886	Ameren Corp.	1,418,938

Oil, Gas & Consumable Fuels – 7.5%
13,045	ConocoPhillips	1,611,188
16,675	Exxon Mobil Corp.	1,856,594

		3,467,782

Pharmaceuticals – 5.7%
33,231	Bristol-Myers Squibb Co.	2,667,785

Road & Rail – 2.6%
4,775	Norfolk Southern Corp.	1,224,788

Semiconductors & Semiconductor Equipment – 3.1%
3,629	KLA Corp.	1,426,741

Software – 3.3%
9,567	Salesforce, Inc.*	1,533,112

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 4.7%
18,707	Ross Stores, Inc.	$ 2,201,253

TOTAL COMMON STOCKS (Cost $43,636,736)		$46,082,345

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares, 01/01/30
199,449	3.727%	$ 199,449
(Cost $199,449)

TOTAL INVESTMENTS – 99.8% (Cost $43,836,185)		$46,281,794

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		89,046

NET ASSETS – 100.0%		$46,370,840

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Aerospace & Defense – 1.5%
32,003	L3Harris Technologies, Inc.	$ 7,267,241

Airlines – 0.8%
82,252	United Airlines Holdings, Inc.*	3,633,071

Automobiles – 1.5%
175,774	General Motors Co.	7,129,393

Banks – 6.8%
324,276	Bank of America Corp.	12,273,847
20,568	First Republic Bank	2,624,682
108,983	JPMorgan Chase & Co.	15,059,271
15,936	M&T Bank Corp.	2,709,439

		32,667,239

Beverages – 1.7%
58,870	Coca-Cola Co. (The)	3,744,721
17,619	Constellation Brands, Inc., Class A	4,534,249

		8,278,970

Biotechnology – 2.5%
4,730	Argenx SE ADR (Netherlands)*	1,882,398
89,532	Gilead Sciences, Inc.	7,863,595
18,228	Neurocrine Biosciences, Inc.*	2,316,050

		12,062,043

Capital Markets – 6.3%
11,144	BlackRock, Inc.	7,979,104
90,846	Charles Schwab Corp. (The)	7,498,429
96,866	Morgan Stanley	9,015,319
81,423	Nasdaq, Inc.	5,574,218

		30,067,070

Chemicals – 2.6%
37,196	Ashland, Inc.	4,161,117
23,969	Linde PLC (United Kingdom)	8,065,089

		12,226,206

Commercial Services & Supplies – 0.6%
20,677	Waste Connections, Inc.	2,987,826

Communications Equipment – 1.5%
144,658	Cisco Systems, Inc.	7,192,396

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – 1.3%
17,159	Martin Marietta Materials, Inc.	$ 6,288,430

Containers & Packaging – 0.8%
70,271	Ball Corp.	3,940,798

Diversified Financial Services – 1.2%
17,805	Berkshire Hathaway, Inc., Class B*	5,672,673

Diversified Telecommunication Services – 1.8%
449,553	AT&T, Inc.	8,667,382

Electric Utilities – 3.0%
113,770	NextEra Energy, Inc.	9,636,319
70,014	Xcel Energy, Inc.	4,916,383

		14,552,702

Electrical Equipment – 1.4%
40,381	Eaton Corp. PLC	6,600,274

Electronic Equipment, Instruments & Components – 0.6%
16,203	Keysight Technologies, Inc.*	2,930,961

Entertainment – 0.7%
26,204	Electronic Arts, Inc.	3,426,959

Equity Real Estate Investment Trusts (REITs) – 3.0%
21,536	Alexandria Real Estate Equities, Inc. REIT	3,351,217
16,628	American Tower Corp. REIT	3,678,945
19,813	AvalonBay Communities, Inc. REIT	3,465,294
30,529	Boston Properties, Inc. REIT	2,200,530
6,423	Public Storage REIT	1,913,797

		14,609,783

Food & Staples Retailing – 2.2%
69,795	Walmart, Inc.	10,638,154

Food Products – 1.6%
31,964	Archer-Daniels-Midland Co.	3,116,490
52,298	General Mills, Inc.	4,461,019

		7,577,509

Gas Utilities – 0.6%
24,751	Atmos Energy Corp.	2,975,070

Health Care Equipment & Supplies – 5.1%
152,682	Boston Scientific Corp.*	6,911,914

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
10,494	Cooper Cos., Inc. (The)	$ 3,319,777
31,218	Edwards Lifesciences Corp.*	2,411,591
58,454	Medtronic PLC	4,620,204
61,609	Zimmer Biomet Holdings, Inc.	7,399,241

		24,662,727

Health Care Providers & Services – 3.8%
53,379	Centene Corp.*	4,646,642
85,920	CVS Health Corp.	8,753,530
8,407	Humana, Inc.	4,623,009

		18,023,181

Hotels, Restaurants & Leisure – 1.5%
26,915	McDonald’s Corp.	7,342,143

Household Products – 1.9%
68,929	Colgate-Palmolive Co.	5,340,619
25,151	Procter & Gamble Co. (The)	3,751,523

		9,092,142

Industrial Conglomerates – 1.6%
89,536	General Electric Co.	7,697,410

Insurance – 4.4%
24,647	Chubb Ltd.	5,412,235
39,865	Globe Life, Inc.	4,782,205
94,835	MetLife, Inc.	7,273,844
26,357	Progressive Corp. (The)	3,483,078

		20,951,362

Interactive Media & Services – 2.1%
30,076	Alphabet, Inc., Class A*	3,037,375
38,457	Meta Platforms, Inc., Class A*	4,541,772
226,893	Snap, Inc., Class A*	2,339,267

		9,918,414

Internet & Direct Marketing Retail – 0.4%
20,571	Amazon.com, Inc.*	1,985,924

IT Services – 3.3%
53,073	Fidelity National Information Services, Inc.	3,852,038
33,871	International Business Machines Corp.	5,043,392
86,690	PayPal Holdings, Inc.*	6,797,363

		15,692,793

Shares	Description	Value

Common Stocks – (continued)
Machinery – 2.8%
27,112	Caterpillar, Inc.	$ 6,409,548
11,315	Illinois Tool Works, Inc.	2,573,823
56,436	Stanley Black & Decker, Inc.	4,611,950

		13,595,321

Media – 1.0%
133,252	New York Times Co. (The), Class A	4,883,686

Metals & Mining – 1.5%
175,091	Freeport-McMoRan, Inc.	6,968,622

Multiline Retail – 1.0%
29,325	Target Corp.	4,899,328

Multi-Utilities – 1.8%
65,520	Ameren Corp.	5,852,247
41,534	CMS Energy Corp.	2,536,481

		8,388,728

Oil, Gas & Consumable Fuels – 7.5%
30,947	Chesapeake Energy Corp.	3,203,014
80,141	ConocoPhillips	9,898,215
21,491	EOG Resources, Inc.	3,050,218
134,811	Exxon Mobil Corp.	15,009,857
33,132	Hess Corp.	4,768,026

		35,929,330

Pharmaceuticals – 6.6%
42,438	AstraZeneca PLC ADR (United Kingdom)	2,884,511
142,093	Bristol-Myers Squibb Co.	11,407,226
96,167	Johnson & Johnson	17,117,726

		31,409,463

Road & Rail – 2.3%
28,094	Norfolk Southern Corp.	7,206,111
13,010	Old Dominion Freight Line, Inc.	3,936,956

		11,143,067

Semiconductors & Semiconductor Equipment – 2.6%
14,025	KLA Corp.	5,513,929
73,757	ON Semiconductor Corp.*	5,546,526
15,477	Wolfspeed, Inc.*	1,407,169

		12,467,624

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 2.2%
10,403	Adobe, Inc.*	$ 3,588,307
41,963	Salesforce, Inc.*	6,724,571

		10,312,878

Specialty Retail – 2.4%
67,178	Foot Locker, Inc.	2,673,684
76,116	Ross Stores, Inc.	8,956,570

		11,630,254

TOTAL COMMON STOCKS (Cost $402,115,235)		$478,386,547

Shares	Dividend Rate	Value

Investment Company – 0.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
775,585	3.727%	$ 775,585
(Cost $775,585)

TOTAL INVESTMENTS – 100.0% (Cost $402,890,820)		$479,162,132

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		311,688

NET ASSETS – 100.0%		$479,473,820

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 3.0%
58,056	L3Harris Technologies, Inc.	$ 13,183,356
12,813	TransDigm Group, Inc.	8,052,971
158,715	Woodward, Inc.	15,204,897

		36,441,224

Airlines – 0.5%
141,133	United Airlines Holdings, Inc.*	6,233,845

Auto Components – 0.5%
52,671	Aptiv PLC*	5,618,416

Banks – 4.7%
147,553	Citizens Financial Group, Inc.	6,253,296
227,254	East West Bancorp, Inc.	15,955,504
79,716	First Republic Bank	10,172,559
89,467	M&T Bank Corp.	15,211,179
112,363	Pinnacle Financial Partners, Inc.	9,426,132

		57,018,670

Beverages – 0.8%
193,450	Coca-Cola Europacific Partners PLC (United Kingdom)	10,270,261

Biotechnology – 1.4%
9,496	Argenx SE ADR (Netherlands)*	3,779,123
25,621	Biogen, Inc.*	7,818,760
49,169	BioMarin Pharmaceutical, Inc.*	4,965,086

		16,562,969

Building Products – 1.7%
86,598	Allegion PLC	9,841,863
63,500	Trane Technologies PLC	11,329,670

		21,171,533

Capital Markets – 3.8%
259,000	Carlyle Group, Inc. (The)	8,073,030
14,530	MSCI, Inc.	7,378,770
240,858	Nasdaq, Inc.	16,489,139
118,794	Raymond James Financial, Inc.	13,887,018

		45,827,957

Shares	Description	Value

Common Stocks – (continued)
Chemicals – 3.2%
151,244	Ashland, Inc.	$ 16,919,666
182,892	Corteva, Inc.	12,283,027
74,197	PPG Industries, Inc.	10,032,918

		39,235,611

Communications Equipment – 4.3%
208,815	Juniper Networks, Inc.	6,941,011
100,802	Motorola Solutions, Inc.	27,438,304
1,577,644	Viavi Solutions, Inc.*	17,874,706

		52,254,021

Construction Materials – 2.1%
68,280	Martin Marietta Materials, Inc.	25,023,254

Containers & Packaging – 1.8%
380,587	Ball Corp.	21,343,319

Diversified Financial Services – 0.6%
97,743	Apollo Global Management, Inc.	6,782,387

Electric Utilities – 1.5%
263,769	Xcel Energy, Inc.	18,521,859

Electrical Equipment – 2.6%
105,879	AMETEK, Inc.	15,079,287
62,201	Rockwell Automation, Inc.	16,434,748

		31,514,035

Electronic Equipment, Instruments & Components – 0.8%
55,855	Keysight Technologies, Inc.*	10,103,611

Entertainment – 1.8%
95,837	Electronic Arts, Inc.	12,533,563
126,194	Live Nation Entertainment, Inc.*	9,181,875

		21,715,438

Equity Real Estate Investment Trusts (REITs) – 9.5%
152,473	Alexandria Real Estate Equities, Inc. REIT	23,726,323
255,729	Americold Realty Trust, Inc. REIT	7,633,511
92,441	AvalonBay Communities, Inc. REIT	16,167,931
55,755	EastGroup Properties, Inc. REIT	8,655,406
126,425	Equity LifeStyle Properties, Inc. REIT	8,397,148
38,184	Essex Property Trust, Inc. REIT	8,414,990

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
52,139	Extra Space Storage, Inc. REIT	$ 8,378,216
227,291	Invitation Homes, Inc. REIT	7,416,505
129,292	Regency Centers Corp. REIT	8,588,868
202,404	Ventas, Inc. REIT	9,417,858
253,303	VICI Properties, Inc. REIT	8,662,963

		115,459,719

Food & Staples Retailing – 1.8%
332,776	Grocery Outlet Holding Corp.*	10,073,130
196,179	Performance Food Group Co.*	11,962,995

		22,036,125

Food Products – 2.2%
211,942	McCormick & Co., Inc.	18,053,220
436,133	Utz Brands, Inc.	8,312,695

		26,365,915

Health Care Equipment & Supplies – 3.3%
54,774	Cooper Cos., Inc. (The)	17,327,755
187,207	Zimmer Biomet Holdings, Inc.	22,483,561

		39,811,316

Health Care Providers & Services – 2.2%
79,883	AmerisourceBergen Corp.	13,635,229
68,978	Centene Corp.*	6,004,535
47,422	Quest Diagnostics, Inc.	7,200,082

		26,839,846

Hotels, Restaurants & Leisure – 2.1%
21,357	Domino’s Pizza, Inc.	8,302,106
78,545	Expedia Group, Inc.*	8,391,748
64,107	Yum! Brands, Inc.	8,248,007

		24,941,861

Household Durables – 1.2%
169,625	Lennar Corp., Class A	14,898,164

Independent Power and Renewable Electricity Producers – 2.0%
638,762	AES Corp. (The)	18,472,997
75,474	NextEra Energy Partners LP	6,074,902

		24,547,899

Shares	Description	Value

Common Stocks – (continued)
Insurance – 7.1%
101,462	Allstate Corp. (The)	$ 13,585,762
48,208	American Financial Group, Inc.	6,856,142
220,924	Arch Capital Group Ltd.*	13,235,557
66,389	Arthur J Gallagher & Co.	13,218,714
108,412	Globe Life, Inc.	13,005,103
3,544	Markel Corp.*	4,695,233
188,683	Principal Financial Group, Inc.	16,921,091
117,067	Unum Group	4,937,886

		86,455,488

Internet & Direct Marketing Retail – 0.8%
72,971	Etsy, Inc.*	9,638,739

IT Services – 1.5%
88,136	Global Payments, Inc.	9,146,754
50,199	Jack Henry & Associates, Inc.	9,505,181

		18,651,935

Life Sciences Tools & Services – 0.7%
38,383	West Pharmaceutical Services, Inc.	9,006,955

Machinery – 6.7%
63,619	Chart Industries, Inc.*	9,096,881
94,824	Cummins, Inc.	23,815,996
223,321	Fortive Corp.	15,085,333
235,882	ITT, Inc.	19,936,747
172,260	Stanley Black & Decker, Inc.	14,077,087

		82,012,044

Metals & Mining – 3.2%
217,082	ATI, Inc.*	6,623,172
221,322	Freeport-McMoRan, Inc.	8,808,616
223,849	Steel Dynamics, Inc.	23,264,626

		38,696,414

Multi-Utilities – 4.8%
246,025	Ameren Corp.	21,974,953
300,529	CMS Energy Corp.	18,353,306
175,452	WEC Energy Group, Inc.	17,394,311

		57,722,570

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 4.1%
49,762	Cheniere Energy, Inc.	$ 8,726,264
129,302	Chesapeake Energy Corp.	13,382,757
212,965	Devon Energy Corp.	14,592,362
440,514	Marathon Oil Corp.	13,492,944

		50,194,327

Pharmaceuticals – 0.6%
142,138	Catalent, Inc.*	7,125,378

Road & Rail – 1.8%
49,594	Old Dominion Freight Line, Inc.	15,007,640
30,025	Saia, Inc.*	7,313,790

		22,321,430

Semiconductors & Semiconductor Equipment – 1.5%
103,811	MKS Instruments, Inc.	8,705,590
126,813	ON Semiconductor Corp.*	9,536,338

		18,241,928

Software – 1.1%
49,715	Bill.com Holdings, Inc.*	5,986,681
189,431	Dynatrace, Inc.*	7,340,451

		13,327,132

Specialty Retail – 3.0%
77,150	Burlington Stores, Inc.*	15,096,712
171,316	Foot Locker, Inc.	6,818,377
185,902	National Vision Holdings, Inc.*	7,521,595
24,399	RH*	6,998,365

		36,435,049

Textiles, Apparel & Luxury Goods – 1.2%
143,466	Capri Holdings Ltd.*	8,227,775
15,845	Deckers Outdoor Corp.*	6,320,254

		14,548,029

Trading Companies & Distributors – 0.5%
114,335	Fastenal Co.	5,889,396

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 0.6%
51,618	American Water Works Co., Inc.	$ 7,833,548

TOTAL COMMON STOCKS (Cost $1,017,516,546)		$1,198,639,617

Shares	Dividend Rate	Value

Investment Company – 1.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares,
15,100,884	3.727%	$ 15,100,884
(Cost $15,100,884)

TOTAL INVESTMENTS – 99.8% (Cost $1,032,617,430)		$1,213,740,501

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		1,967,229

NET ASSETS – 100.0%		$1,215,707,730

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
Aerospace & Defense – 1.7%
320,891	AAR Corp.*	$ 14,940,685
359,679	Aerojet Rocketdyne Holdings, Inc.*	18,703,308
248,018	Ducommun, Inc.*	12,477,785
385,963	Maxar Technologies, Inc.	9,340,305

		55,462,083

Airlines – 0.3%
483,422	Spirit Airlines, Inc.*	10,495,092

Auto Components – 0.9%
488,319	Adient PLC*	19,015,142
1,040,103	American Axle & Manufacturing Holdings, Inc.*	10,827,472

		29,842,614

Banks – 19.6%
165,046	Amalgamated Financial Corp.	4,401,777
438,092	Ameris Bancorp	23,166,305
979,765	Associated Banc-Corp.	24,102,219
516,891	Atlantic Union Bankshares Corp.	18,437,502
403,398	Banner Corp.	28,487,967
239,905	Berkshire Hills Bancorp, Inc.	7,480,238
750,586	Brookline Bancorp, Inc.	10,673,333
283,930	Cadence Bank	8,188,541
237,744	Community Bank System, Inc.	15,486,644
603,687	ConnectOne Bancorp, Inc.	15,840,747
862,561	CVB Financial Corp.	24,738,249
1,243,928	Eastern Bankshares, Inc.	24,393,428
402,132	FB Financial Corp.	17,215,271
347,892	First Financial Bankshares, Inc.	12,854,609
504,627	First Merchants Corp.	22,309,560
280,660	German American Bancorp, Inc.	11,187,108
313,302	Glacier Bancorp, Inc.	18,140,186
691,104	Hancock Whitney Corp.	37,900,143
426,815	Heritage Financial Corp.	14,042,213
775,162	Home BancShares, Inc.	19,727,873
307,488	Independent Bank Corp.	27,833,814
201,274	Independent Bank Group, Inc.	13,272,007
284,729	Lakeland Financial Corp.	22,482,202
190,013	NBT Bancorp, Inc.	8,771,000

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
709,313	OceanFirst Financial Corp.	$ 16,569,552
230,367	Origin Bancorp, Inc.	9,426,618
726,265	Pacific Premier Bancorp, Inc.	26,835,492
199,124	Pinnacle Financial Partners, Inc.	16,704,512
550,988	Renasant Corp.	22,463,781
321,059	SouthState Corp.	28,205,033
478,872	Towne Bank	15,467,566
358,662	TriCo Bancshares	19,547,079
856,162	United Community Banks, Inc.	33,364,633
766,472	Washington Federal, Inc.	27,033,467

		646,750,669

Beverages – 0.8%
1,750,381	Primo Water Corp.	27,393,463

Biotechnology – 4.7%
304,678	2seventy bio, Inc.*	4,774,304
434,781	Agios Pharmaceuticals, Inc.*	13,104,299
361,144	Alkermes PLC*	8,949,148
573,636	Allogene Therapeutics, Inc.*	5,656,051
150,136	Apellis Pharmaceuticals, Inc.*	7,496,291
218,678	Arcus Biosciences, Inc.*	7,690,905
320,775	Avidity Biosciences, Inc.*	3,733,821
129,910	Beam Therapeutics, Inc.*	6,000,543
171,427	Cytokinetics, Inc.*	7,285,648
973,171	EQRx, Inc.*(a)	3,659,123
89,822	Intellia Therapeutics, Inc.*	4,622,240
671,944	Iovance Biotherapeutics, Inc.*	4,300,442
375,995	Kura Oncology, Inc.*	5,929,441
868,696	Mersana Therapeutics, Inc.*	5,785,516
501,397	Myriad Genetics, Inc.*	10,158,303
236,728	REGENXBIO, Inc.*	5,657,799
481,776	Relay Therapeutics, Inc.*	8,951,398
376,117	REVOLUTION Medicines, Inc.*	8,872,600
335,665	Sage Therapeutics, Inc.*	13,775,692
368,388	Veracyte, Inc.*	10,219,083
285,864	Xencor, Inc.*	8,495,878

		155,118,525

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.5%
916,795	Resideo Technologies, Inc.*	$ 14,852,079

Capital Markets – 1.0%
549,921	P10, Inc., Class A	5,625,692
81,973	Piper Sandler Cos.	11,776,241
113,484	PJT Partners, Inc., Class A	8,739,403
131,713	Stifel Financial Corp.	8,462,560

		34,603,896

Chemicals – 1.8%
181,730	Ashland, Inc.	20,330,135
727,256	Avient Corp.	25,170,330
181,219	HB Fuller Co.	14,553,698

		60,054,163

Commercial Services & Supplies – 1.7%
715,471	ABM Industries, Inc.	33,755,922
346,935	Deluxe Corp.	6,709,723
75,813	UniFirst Corp.	14,689,527

		55,155,172

Communications Equipment – 0.3%
873,160	Viavi Solutions, Inc.*	9,892,903

Construction & Engineering – 1.5%
385,722	Arcosa, Inc.	23,567,614
71,382	Dycom Industries, Inc.*	6,505,756
210,230	MasTec, Inc.*	19,095,191

		49,168,561

Construction Materials – 0.6%
646,547	Summit Materials, Inc., Class A*	19,583,909

Consumer Finance – 0.4%
114,464	FirstCash Holdings, Inc.	10,743,591
333,521	LendingClub Corp.*	3,438,602

		14,182,193

Containers & Packaging – 0.2%
272,380	TriMas Corp.	7,449,593

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – 0.6%
444,343	Adtalem Global Education, Inc.*	$ 18,484,669

Diversified Financial Services – 0.1%
113,091	Alerus Financial Corp.	2,675,733

Diversified Telecommunication Services – 0.5%
309,391	Iridium Communications, Inc.*	16,428,662

Electric Utilities – 2.3%
398,481	ALLETE, Inc.	26,379,442
230,473	IDACORP, Inc.	25,474,181
332,967	MGE Energy, Inc.	23,976,954

		75,830,577

Electronic Equipment, Instruments & Components – 2.5%
222,040	CTS Corp.	9,436,700
361,834	FARO Technologies, Inc.*	10,826,073
207,191	Itron, Inc.*	11,018,417
980,064	Knowles Corp.*	15,288,999
320,911	Sanmina Corp.*	21,209,008
859,169	TTM Technologies, Inc.*	13,806,846

		81,586,043

Energy Equipment & Services – 1.7%
446,295	Helmerich & Payne, Inc.	22,796,749
1,669,375	NexTier Oilfield Solutions, Inc.*	17,010,931
845,470	Patterson-UTI Energy, Inc.	15,176,186

		54,983,866

Equity Real Estate Investment Trusts (REITs) – 8.6%
1,767,685	Acadia Realty Trust REIT	27,186,995
338,337	Agree Realty Corp. REIT	23,666,673
640,248	Healthcare Realty Trust, Inc. REIT	13,144,292
1,210,697	Hudson Pacific Properties, Inc. REIT	13,995,657
1,320,777	Pebblebrook Hotel Trust REIT	21,990,937
2,473,123	Physicians Realty Trust REIT	36,923,726
2,496,469	RLJ Lodging Trust REIT	30,257,204
345,118	Ryman Hospitality Properties, Inc. REIT	31,588,651
1,797,995	SITE Centers Corp. REIT	24,434,752
896,967	STAG Industrial, Inc. REIT	29,519,184

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
526,968	Terreno Realty Corp. REIT	$ 30,901,404

		283,609,475

Food & Staples Retailing – 0.8%
236,113	SpartanNash Co.	7,756,312
375,152	United Natural Foods, Inc.*	17,887,247

		25,643,559

Food Products – 2.2%
1,283,482	Hostess Brands, Inc.*	33,883,925
246,937	Simply Good Foods Co. (The)*	9,852,786
39,187	Sovos Brands, Inc.*	563,901
254,047	TreeHouse Foods, Inc.*	12,557,543
747,673	Utz Brands, Inc.	14,250,648

		71,108,803

Gas Utilities – 1.6%
135,161	Chesapeake Utilities Corp.	16,182,827
336,150	ONE Gas, Inc.	29,228,242
103,161	Southwest Gas Holdings, Inc.	7,062,402

		52,473,471

Health Care Equipment & Supplies – 2.4%
570,422	Avanos Medical, Inc.*	15,344,352
86,398	CONMED Corp.	7,158,074
291,876	Enovis Corp.*	15,799,248
219,711	LivaNova PLC*	12,165,398
314,872	NuVasive, Inc.*	12,229,629
170,120	QuidelOrtho Corp.*	14,904,213

		77,600,914

Health Care Providers & Services – 0.6%
177,805	Acadia Healthcare Co., Inc.*	15,835,313
271,197	Owens & Minor, Inc.	5,589,370

		21,424,683

Health Care Technology – 0.8%
1,058,449	Allscripts Healthcare Solutions, Inc.*	20,047,024

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology – (continued)
492,775	Health Catalyst, Inc.*	$ 5,164,282

		25,211,306

Hotels, Restaurants & Leisure – 2.5%
224,274	Boyd Gaming Corp.	13,754,724
836,069	International Game Technology PLC	20,517,133
538,364	Krispy Kreme, Inc.(a)	8,301,573
251,981	Red Rock Resorts, Inc., Class A	11,354,264
276,328	SeaWorld Entertainment, Inc.*	15,767,276
342,024	Travel + Leisure Co.	13,294,473

		82,989,443

Household Durables – 1.3%
240,041	Century Communities, Inc.	11,560,375
98,661	Installed Building Products, Inc.	8,379,279
279,233	Meritage Homes Corp.*	24,128,523

		44,068,177

Independent Power and Renewable Electricity Producers – 0.5%
204,473	NextEra Energy Partners LP	16,458,032

Insurance – 2.8%
151,166	AMERISAFE, Inc.	8,974,725
562,932	CNO Financial Group, Inc.	13,217,643
79,725	Enstar Group Ltd.*	17,379,253
63,702	Hanover Insurance Group, Inc. (The)	9,383,305
71,438	RLI Corp.	9,291,941
360,333	Selective Insurance Group, Inc.	34,635,208

		92,882,075

Interactive Media & Services – 0.3%
436,023	Bumble, Inc., Class A*	10,621,520

Leisure Products – 0.5%
713,726	Topgolf Callaway Brands Corp.*	14,952,560

Life Sciences Tools & Services – 0.7%
1,187,229	NeoGenomics, Inc.*	13,308,837
852,007	Pacific Biosciences of California, Inc.*	9,159,075

		22,467,912

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – 4.6%
242,349	Astec Industries, Inc.	$ 10,721,520
496,611	Columbus McKinnon Corp.	16,005,772
218,333	EnPro Industries, Inc.	25,937,960
245,066	ESCO Technologies, Inc.	23,038,655
554,723	Federal Signal Corp.	26,953,991
239,031	SPX Technologies, Inc.*	15,991,174
81,363	Standex International Corp.	8,547,183
512,345	Terex Corp.	23,521,759

		150,718,014

Media – 1.8%
1,367,441	Entravision Communications Corp., Class A	7,602,972
391,545	iHeartMedia, Inc., Class A*	3,148,022
339,258	John Wiley & Sons, Inc., Class A	16,084,222
81,986	Nexstar Media Group, Inc.	15,541,266
884,564	TEGNA, Inc.	17,461,293

		59,837,775

Metals & Mining – 2.0%
552,883	ATI, Inc.*	16,868,460
373,507	Carpenter Technology Corp.	15,336,197
390,430	Commercial Metals Co.	19,216,965
730,226	Constellium SE*	9,091,314
1,290,623	Hecla Mining Co.	7,033,895

		67,546,831

Mortgage Real Estate Investment Trusts (REITs) – 1.6%
965,482	KKR Real Estate Finance Trust, Inc. REIT	15,978,727
1,501,944	PennyMac Mortgage Investment Trust REIT	22,934,685
1,151,967	TPG RE Finance Trust, Inc. REIT	8,536,075
297,009	Two Harbors Investment Corp. REIT	4,870,948

		52,320,435

Multiline Retail – 0.3%
435,931	Macy’s, Inc.	10,244,378

Oil, Gas & Consumable Fuels – 4.0%
162,247	Brigham Minerals, Inc., Class A	5,748,411
101,315	Callon Petroleum Co.*	4,247,125
1,308,030	DHT Holdings, Inc.	13,250,344

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
1,300,391	Equitrans Midstream Corp.	$ 10,910,280
551,142	Golar LNG Ltd. (Cameroon) *	13,817,130
304,516	Green Plains, Inc.*	10,524,073
473,055	Murphy Oil Corp.	22,328,196
197,957	PBF Energy, Inc., Class A	7,872,750
253,189	Peabody Energy Corp.*	8,086,857
379,893	Scorpio Tankers, Inc. (Monaco)	19,382,141
368,693	SM Energy Co.	15,894,355

		132,061,662

Personal Products – 0.3%
372,654	BellRing Brands, Inc.*	9,282,811

Professional Services – 2.7%
1,017,210	Alight, Inc., Class A*	8,778,522
233,294	ASGN, Inc.*	21,136,436
750,650	First Advantage Corp.*	9,983,645
140,775	ICF International, Inc.	15,255,787
639,064	KBR, Inc.	33,020,437

		88,174,827

Real Estate Management & Development – 0.7%
303,522	DigitalBridge Group, Inc.	4,379,822
1,190,840	Kennedy-Wilson Holdings, Inc.	20,268,097

		24,647,919

Road & Rail – 0.7%
148,911	ArcBest Corp.	12,325,364
48,994	Saia, Inc.*	11,934,448

		24,259,812

Semiconductors & Semiconductor Equipment – 1.2%
598,060	Cohu, Inc.*	21,422,509
219,619	MACOM Technology Solutions Holdings, Inc.*	15,085,629
49,430	Onto Innovation, Inc.*	3,951,929

		40,460,067

Software – 1.8%
187,566	Cerence, Inc.*	3,846,979
277,713	Domo, Inc., Class B*	3,971,296

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
672,543	JFrog Ltd. (Israel) *	$ 14,782,495
458,527	LiveRamp Holdings, Inc.*	10,069,253
120,490	Smartsheet, Inc., Class A*	3,703,863
369,556	Tenable Holdings, Inc.*	14,109,648
258,538	Verint Systems, Inc.*	10,168,299

		60,651,833

Specialty Retail – 2.7%
510,839	Academy Sports & Outdoors, Inc.	25,787,153
342,552	American Eagle Outfitters, Inc.	5,419,173
80,983	Asbury Automotive Group, Inc.*	15,194,030
348,324	Foot Locker, Inc.	13,863,295
126,575	Group 1 Automotive, Inc.	24,472,011
52,260	Signet Jewelers Ltd.	3,396,900

		88,132,562

Technology Hardware, Storage & Peripherals – 0.2%
343,620	Xerox Holdings Corp.	5,604,442

Textiles, Apparel & Luxury Goods – 1.2%
357,440	Capri Holdings Ltd.*	20,499,184
128,671	Carter’s, Inc.	9,398,130
26,603	Deckers Outdoor Corp.*	10,611,404

		40,508,718

Thrifts & Mortgage Finance – 1.4%
1,640,551	MGIC Investment Corp.	22,524,765
599,901	NMI Holdings, Inc., Class A*	12,915,869
131,946	Walker & Dunlop, Inc.	11,784,097

		47,224,731

Trading Companies & Distributors – 1.1%
279,391	Beacon Roofing Supply, Inc.*	16,313,640
106,819	Herc Holdings, Inc.	13,690,991
51,328	WESCO International, Inc.*	6,617,206

		36,621,837

Water Utilities – 0.4%
172,363	SJW Group	12,873,792

Shares	Description	Value

Common Stocks – (continued)
Wireless Telecommunication Services – 0.1%
391,649	Telephone and Data Systems, Inc.	$ 4,127,980

TOTAL COMMON STOCKS (Cost $2,625,888,330)		$3,236,806,821

Exchange-Traded Fund – 0.5%
114,023	iShares Russell 2000 Value ETF
(Cost $16,065,579)		$ 17,039,597

Shares	Dividend Rate	Value

Investment Company – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares, 01/01/30
13,446,050	3.727%	$ 13,446,050
(Cost $13,446,050)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,655,399,959)		$3,267,292,468

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,231,115	3.727%	$ 6,231,115
(Cost $6,231,115)

TOTAL INVESTMENTS – 99.2% (Cost $2,661,631,074)		$3,273,523,583

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		26,566,819

NET ASSETS – 100.0%		$3,300,090,402

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Aerospace & Defense – 2.1%
19,149	AAR Corp.*	$ 891,577
9,711	Curtiss-Wright Corp.	1,715,448
20,760	Maxar Technologies, Inc.	502,392
9,225	Mercury Systems, Inc.*	468,815
14,099	Woodward, Inc.	1,350,684

		4,928,916

Airlines – 0.3%
36,138	Spirit Airlines, Inc.*	784,556

Auto Components – 1.4%
28,804	Adient PLC*	1,121,628
23,251	Autoliv, Inc. (Sweden)	2,055,388

		3,177,016

Banks – 11.5%
21,210	Ameris Bancorp	1,121,585
75,300	Associated Banc-Corp.	1,852,380
33,011	Commerce Bancshares, Inc.	2,473,184
17,794	Cullen/Frost Bankers, Inc.	2,581,376
33,063	East West Bancorp, Inc.	2,321,353
32,161	First Financial Bankshares, Inc.	1,188,349
23,612	Glacier Bancorp, Inc.	1,367,135
42,610	Hancock Whitney Corp.	2,336,733
22,160	Independent Bank Corp.	2,005,923
23,395	Pinnacle Financial Partners, Inc.	1,962,607
26,625	Prosperity Bancshares, Inc.	2,012,051
22,651	SouthState Corp.	1,989,890
41,979	Washington Federal, Inc.	1,480,599
22,121	Wintrust Financial Corp.	2,022,523

		26,715,688

Beverages – 0.7%
104,628	Primo Water Corp.	1,637,428

Biotechnology – 1.8%
25,384	Agios Pharmaceuticals, Inc.*	765,074
22,935	Alkermes PLC*	568,329
8,857	Apellis Pharmaceuticals, Inc.*	442,230
37,137	Exelixis, Inc.*	634,300
17,580	Sage Therapeutics, Inc.*	721,483

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
4,097	United Therapeutics Corp.*	$ 1,146,710

		4,278,126

Building Products – 0.6%
82,508	Resideo Technologies, Inc.*	1,336,630

Capital Markets – 2.7%
13,848	Cboe Global Markets, Inc.	1,756,480
9,465	Evercore, Inc., Class A	1,090,179
39,387	Jefferies Financial Group, Inc.	1,496,312
3,107	LPL Financial Holdings, Inc.	735,458
17,707	Stifel Financial Corp.	1,137,675

		6,216,104

Chemicals – 2.6%
25,576	Ashland, Inc.	2,861,187
29,291	Chemours Co. (The)	909,486
10,398	HB Fuller Co.	835,063
13,153	RPM International, Inc.	1,362,914

		5,968,650

Commercial Services & Supplies – 1.8%
24,290	ABM Industries, Inc.	1,146,002
57,757	GFL Environmental, Inc. (Canada)	1,673,220
9,481	Tetra Tech, Inc.	1,465,668

		4,284,890

Communications Equipment – 2.0%
53,176	Ciena Corp.*	2,390,793
9,989	F5, Inc.*	1,544,399
69,707	Viavi Solutions, Inc.*	789,781

		4,724,973

Construction & Engineering – 2.7%
35,453	AECOM	3,013,505
19,028	MasTec, Inc.*	1,728,313
9,517	Quanta Services, Inc.	1,426,408

		6,168,226

Construction Materials – 0.4%
27,553	Summit Materials, Inc., Class A*	834,580

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – 0.5%
4,651	FirstCash Holdings, Inc.	$ 436,543
16,910	OneMain Holdings, Inc.	665,577

		1,102,120

Containers & Packaging – 0.7%
19,228	Crown Holdings, Inc.	1,580,734

Diversified Consumer Services – 0.3%
10,775	Service Corp. International	769,874

Diversified Financial Services – 0.5%
16,873	Voya Financial, Inc.	1,113,281

Electric Utilities – 2.8%
29,659	ALLETE, Inc.	1,963,426
34,499	Alliant Energy Corp.	1,942,293
22,332	IDACORP, Inc.	2,468,356

		6,374,075

Electrical Equipment – 2.0%
8,749	Hubbell, Inc.	2,222,771
18,597	Regal Rexnord Corp.	2,438,253

		4,661,024

Electronic Equipment, Instruments & Components – 3.0%
123,724	Flex Ltd.*	2,719,454
7,339	Littelfuse, Inc.	1,809,063
57,573	National Instruments Corp.	2,361,644

		6,890,161

Energy Equipment & Services – 0.6%
27,976	Helmerich & Payne, Inc.	1,429,014

Entertainment – 0.6%
20,907	Liberty Media Corp.-Liberty Formula One, Class C*	1,274,073

Equity Real Estate Investment Trusts (REITs) – 9.7%
73,993	Americold Realty Trust, Inc. REIT	2,208,691
14,294	Camden Property Trust REIT	1,719,997
61,786	CubeSmart REIT	2,557,323
25,328	Equity LifeStyle Properties, Inc. REIT	1,682,286
126,687	Healthcare Realty Trust, Inc. REIT	2,600,884

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
129,104	Hudson Pacific Properties, Inc. REIT	$ 1,492,442
124,503	Park Hotels & Resorts, Inc. REIT	1,597,373
48,010	Regency Centers Corp. REIT	3,189,304
104,707	RLJ Lodging Trust REIT	1,269,049
16,317	Ryman Hospitality Properties, Inc. REIT	1,493,495
44,383	Terreno Realty Corp. REIT	2,602,619

		22,413,463

Food & Staples Retailing – 2.1%
33,259	Albertsons Cos., Inc., Class A	696,776
12,239	BJ’s Wholesale Club Holdings, Inc.*	920,862
4,045	Casey’s General Stores, Inc.	983,016
25,062	Performance Food Group Co.*	1,528,281
17,483	United Natural Foods, Inc.*	833,589

		4,962,524

Food Products – 1.9%
24,546	Darling Ingredients, Inc.*	1,763,139
73,908	Hostess Brands, Inc.*	1,951,171
16,915	Simply Good Foods Co. (The)*	674,909

		4,389,219

Gas Utilities – 0.9%
23,596	ONE Gas, Inc.(a)	2,051,672

Health Care Equipment & Supplies – 2.4%
12,102	CONMED Corp.	1,002,651
24,927	Enovis Corp.*	1,349,298
17,295	LivaNova PLC*	957,624
24,365	QuidelOrtho Corp.*	2,134,618

		5,444,191

Health Care Providers & Services – 1.6%
27,388	Acadia Healthcare Co., Inc.*	2,439,175
25,518	Tenet Healthcare Corp.*	1,178,421

		3,617,596

Hotels, Restaurants & Leisure – 3.2%
51,747	Aramark	2,152,675
17,557	Boyd Gaming Corp.	1,076,771
14,038	Marriott Vacations Worldwide Corp.	2,091,381
24,125	SeaWorld Entertainment, Inc.*	1,376,573

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
19,527	Travel + Leisure Co.	$ 759,014

		7,456,414

Household Durables – 1.0%
12,396	Meritage Homes Corp.*	1,071,139
17,035	PulteGroup, Inc.	762,827
3,017	TopBuild Corp.*	464,859

		2,298,825

Independent Power and Renewable Electricity Producers – 0.6%
18,175	NextEra Energy Partners LP	1,462,906

Insurance – 4.6%
12,814	American Financial Group, Inc.	1,822,407
18,879	Brown & Brown, Inc.	1,125,000
28,663	CNO Financial Group, Inc.	673,007
24,577	Globe Life, Inc.	2,948,257
7,567	Hanover Insurance Group, Inc. (The)	1,114,619
15,212	Ryan Specialty Holdings, Inc.*	612,739
23,531	Selective Insurance Group, Inc.	2,261,800

		10,557,829

Interactive Media & Services – 0.3%
13,363	IAC, Inc.*	693,406

Leisure Products – 0.9%
8,147	Brunswick Corp.	604,507
46,754	Mattel, Inc.*	852,326
32,201	Topgolf Callaway Brands Corp.*	674,611

		2,131,444

Life Sciences Tools & Services – 0.8%
37,770	QIAGEN NV*	1,871,126

Machinery – 2.6%
15,052	Altra Industrial Motion Corp.	882,348
8,128	Chart Industries, Inc.*	1,162,223
28,660	ITT, Inc.	2,422,343
17,670	Oshkosh Corp.	1,626,877

		6,093,791

Shares	Description	Value

Common Stocks – (continued)
Media – 1.6%
25,190	Liberty Media Corp.-Liberty SiriusXM, Class C*	$ 1,104,077
10,762	Nexstar Media Group, Inc.	2,040,045
30,539	TEGNA, Inc.	602,840

		3,746,962

Metals & Mining – 2.3%
45,134	ATI, Inc.*	1,377,038
45,281	Cleveland-Cliffs, Inc.*	700,950
45,116	Commercial Metals Co.	2,220,610
10,182	Royal Gold, Inc.	1,143,744

		5,442,342

Mortgage Real Estate Investment Trusts (REITs) – 1.3%
97,752	Apollo Commercial Real Estate Finance, Inc. REIT	1,208,215
71,795	PennyMac Mortgage Investment Trust REIT	1,096,310
43,761	Two Harbors Investment Corp. REIT	717,680

		3,022,205

Multiline Retail – 0.4%
37,952	Macy’s, Inc.	891,872

Oil, Gas & Consumable Fuels – 4.2%
22,738	EQT Corp.	964,318
22,079	HF Sinclair Corp.	1,376,405
40,149	Ovintiv, Inc.	2,238,708
56,303	Range Resources Corp.	1,625,468
30,127	SM Energy Co.	1,298,775
28,669	Targa Resources Corp.	2,132,687

		9,636,361

Pharmaceuticals – 0.8%
19,384	Catalent, Inc.*	971,720
6,158	Jazz Pharmaceuticals PLC*	966,252

		1,937,972

Professional Services – 2.5%
20,850	ASGN, Inc.*	1,889,010
75,367	KBR, Inc.	3,894,213

		5,783,223

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – 0.9%
68,083	DigitalBridge Group, Inc.	$ 982,438
63,007	Kennedy-Wilson Holdings, Inc.	1,072,379

		2,054,817

Road & Rail – 1.1%
9,385	ArcBest Corp.	776,797
984	Avis Budget Group, Inc.*	220,022
6,403	Saia, Inc.*	1,559,707

		2,556,526

Semiconductors & Semiconductor Equipment – 1.6%
7,340	First Solar, Inc.*	1,266,370
17,158	MKS Instruments, Inc.	1,438,870
11,664	Wolfspeed, Inc.*	1,060,491

		3,765,731

Software – 2.0%
6,808	Bill.com Holdings, Inc.*	819,820
18,328	Dynatrace, Inc.*	710,210
3,628	Paylocity Holding Corp.*	790,287
19,815	Smartsheet, Inc., Class A*	609,113
29,185	Tenable Holdings, Inc.*	1,114,283
40,079	UiPath, Inc., Class A*	499,785

		4,543,498

Specialty Retail – 2.0%
32,666	Academy Sports & Outdoors, Inc.	1,648,980
11,513	AutoNation, Inc.*	1,426,576
6,110	Group 1 Automotive, Inc.	1,181,307
35,799	Petco Health & Wellness Co., Inc.*	395,221

		4,652,084

Textiles, Apparel & Luxury Goods – 2.2%
30,604	Capri Holdings Ltd.*	1,755,139
4,126	Deckers Outdoor Corp.*	1,645,779
45,401	Tapestry, Inc.	1,714,796

		5,115,714

Thrifts & Mortgage Finance – 0.8%
94,605	MGIC Investment Corp.	1,298,927

Shares	Description	Value

Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
22,229	NMI Holdings, Inc., Class A*	$ 478,590

		1,777,517

Trading Companies & Distributors – 0.4%
7,983	WESCO International, Inc.*	1,029,168

TOTAL COMMON STOCKS (Cost $209,142,969)		$227,650,537

Shares	Dividend Rate	Value

Investment Company – 1.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares, 01/01/30
2,956,747	3.727%	$ 2,956,747
(Cost $2,956,747)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $212,099,716)		$230,607,284

Securities Lending Reinvestment Vehicle – 0.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,950,192	3.727%	$ 1,950,192
(Cost $1,950,192)

TOTAL INVESTMENTS – 100.4% (Cost $214,049,908)		$232,557,476

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(886,318)

NET ASSETS – 100.0%		$231,671,158

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-today responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance,

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2022:

EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,470,791	$—	$—
Europe	21,507,914	—	—
North America	399,875,545	—	—
Oceania	5,569,656	—	—
Investment Company	3,489,919	—	—

Total	$432,913,825	$—	$—

FOCUSED VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$46,082,345	$—	$—
Investment Company	199,449	—	—

Total	$46,281,794	$—	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$12,831,998	$—	$—
North America	465,554,549	—	—
Investment Company	775,585	—	—

Total	$479,162,132	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$14,049,384	$—	$—
North America	1,184,590,233	—	—
Investment Company	15,100,884	—	—

Total	$1,213,740,501	$—	$—

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$13,817,130	$—	$—
Asia	14,782,495	—	—
Europe	19,382,141	—	—
North America	3,188,825,055	—	—
Investment Company	13,446,050	—	—
Exchange-Traded Fund	17,039,597	—	—
Securities Lending Reinvestment Vehicle	6,231,115	—	—

Total	$3,273,523,583	$—	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,055,388	$—	$—
North America	225,595,149	—	—
Investment Company	2,956,747	—	—
Securities Lending Reinvestment Vehicle	1,950,192	—	—

Total	$232,557,476	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — The Funds may invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by each Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.